Reinsurance and Indemnification - Effects of reinsurance on property and casualty premiums (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and casualty insurance premiums earned
Direct	$ 36,978	$ 35,115	$ 34,015
Assumed	841	837	863
Ceded	(1,306)	(1,274)	(1,296)
Net amount	36,513	34,678	33,582
Property-liability insurance premiums earned
Property and casualty insurance premiums written
Direct	35,895	33,685	32,614
Assumed	99	64	47
Ceded	(1,008)	(1,007)	(1,061)
Property and casualty insurance premiums written, net of recoverables	34,986	32,742	31,600
Property and casualty insurance premiums earned
Direct	34,977	33,221	32,249
Assumed	87	50	45
Ceded	(1,016)	(971)	(987)
Net amount	34,048	32,300	31,307
Life and annuity premiums and contract charges
Life premiums and contract charges
Direct	2,001	1,894	1,766
Assumed	754	787	818
Ceded	(290)	(303)	(309)
Life premiums and contract charges, net of recoverables	$ 2,465	$ 2,378	$ 2,275